Cover	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Entity File Number	333-198435
Entity Registrant Name	EDGE DATA SOLUTIONS, INC.
Entity Central Index Key	0001614826
Entity Tax Identification Number	46-3892319
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3550 Lenox Road NE
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(833)
Local Phone Number	682-2428
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EDGS
Entity Emerging Growth Company	false